Events after the reporting date (Details Narrative)	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Cash advances and loans made to other parties, classified as investing activities			$ 28,172,000	$ (0)	$ (0)
Sun Globe [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built	2007
Vessel sale gross price	$ 14,100,000
Gains on disposals of investment properties	$ 4,500,000
Calypso Shipholding S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel type	bulk carrier
Vessel Capacity		64,000
Cash advances and loans made to other parties, classified as investing activities		$ 3,700,000